UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Loomis Sayles Bond Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                                 LOOMIS SAYLES
                                                                                     BOND
                                                                                   PORTFOLIO
                                                                               ------------------
                                                                               ------------------
ASSETS:
     Investments in securities, market value  (1)                            $       259,376,969
     Cash denominated in foreign currencies (2)                                           87,883
     Dividends and interest receivable                                                 2,943,497
     Receivable for investments sold                                                   1,998,661
                                                                               ------------------
                                                                               ------------------

     Total assets                                                                    264,407,010
                                                                               ------------------
                                                                               ------------------

LIABILITIES:

     Due to investment adviser                                                           204,433
     Payable for investments purchased                                                    84,351
     Payable to custodian                                                              1,631,282
                                                                               ------------------
                                                                               ------------------

     Total liabilities                                                                 1,920,066
                                                                               ------------------
                                                                               ------------------

NET ASSETS                                                                   $       262,486,944
                                                                               ==================
                                                                               ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           $         2,320,529
     Additional paid-in capital                                                      262,218,834
     Net unrealized appreciation on investments and translation of assets and
     liabilities denominated in foreign currencies                                    22,934,524
     Overdistributed net investment income                                              (906,025)
     Accumulated net realized loss on investments                                    (24,080,918)
                                                                               ------------------
                                                                               ------------------

NET ASSETS                                                                   $       262,486,944
                                                                               ==================
                                                                               ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                        $             11.31
                                                                               ==================
                                                                               ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                      250,000,000
     Outstanding                                                                      23,205,286

(1)  Cost of investments in securities:                                      $       236,442,455
(2)  Cost of cash denominated in foreign currencies:                                      87,873

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                   LOOMIS SAYLES
                                                                                        BOND
                                                                                     PORTFOLIO
                                                                                 -------------------
                                                                                 -------------------

INVESTMENT INCOME:
    Interest                                                                   $          7,404,311
    Dividends                                                                               380,232
                                                                                 -------------------
                                                                                 -------------------

    Total income                                                                          7,784,543
                                                                                 -------------------
                                                                                 -------------------

EXPENSES:

    Management fees                                                                         979,244
                                                                                 -------------------
                                                                                 -------------------

NET INVESTMENT INCOME                                                                     6,805,299
                                                                                 -------------------
                                                                                 -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                     (4,767,786)
    Change in net unrealized depreciation on investments                                 27,998,101
    Change in net unrealized depreciation on translation of assets and
    liabilities denominated in foreign currencies                                         7,155,780
                                                                                 -------------------
                                                                                 -------------------

    Net realized and unrealized gain on investments and translation of assets
    and liabilities denominated in foreign currencies                                    30,386,095
                                                                                 -------------------
                                                                                 -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $         37,191,394
                                                                                 ===================
                                                                                 ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                          LOOMIS SAYLES BOND
                                                                              PORTFOLIO
                                                                   --------------------------------
                                                                   --------------------------------
                                                                       2003              2002
                                                                   -------------     --------------
                                                                   -------------     --------------
                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $    6,805,299    $    13,324,273
    Net realized loss on investments                                 (4,767,786)       (10,620,981)
    Change in net unrealized depreciation on investments             27,998,101          8,118,137
    Change in net unrealized depreciation on translation of assets and
    liabilities denominated in foreign currencies                     7,155,780          5,632,280
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase in net assets resulting from operations             37,191,394         16,453,709
                                                                   -------------     --------------
                                                                   -------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                       (6,363,383)       (14,174,852)
                                                                   -------------     --------------
                                                                   -------------     --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                               144,882,387         60,356,881
    Reinvestment of distributions                                     6,363,383         14,174,852
    Redemptions of shares                                           (81,336,430)      (113,116,686)
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase (decrease) in net assets resulting from share       69,909,340        (38,584,953)
       transactions

                                                                   -------------     --------------
                                                                   -------------     --------------

    Total increase (decrease) in net assets                         100,737,351        (36,306,096)

NET ASSETS:
    Beginning of period                                             161,749,593        198,055,689
                                                                   -------------     --------------
                                                                   -------------     --------------

    End of period  (1)                                           $  262,486,944    $   161,749,593
                                                                   =============     ==============
                                                                   =============     ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                             13,650,043          6,204,318
    Issued in reinvestment of distributions                             557,702          1,480,170
    Redeemed                                                         (7,542,473)       (11,696,035)
                                                                   -------------     --------------
                                                                   -------------     --------------

    Net increase (decrease)                                           6,665,272         (4,011,547)
                                                                   =============     ==============
                                                                   =============     ==============

(1) Including overdistributed net investment income              $     (906,025)   $    (1,347,941)

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended             Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Peri$d     9.78 $     9.64 $    10.26 $    10.64 $    11.12  $    11.98

Income from Investment Operations

Net investment income                    0.32       0.43       0.79       0.94       0.87        0.84
Net realized and unrealized gain (loss)  1.49       0.19      (0.53)     (0.46)     (0.35)      (0.43)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income From Investment Operations  1.81       0.62       0.26       0.48       0.52        0.41
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.28)     (0.48)     (0.88)     (0.86)     (0.89)      (0.84)
From net realized gains                                                             (0.11)      (0.43)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.28)     (0.48)     (0.88)     (0.86)     (1.00)      (1.27)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     11.31 $     9.78 $     9.64 $    10.26 $    10.64  $    11.12
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           18.47% o   11.08%      2.57%      4.60%      4.87%       3.43%

Net Assets, End of Period ($000)  $   262,487 $  161,750 $  198,056 $  178,834 $  191,419  $  199,386

Ratio of Expenses to Average Net Assets 0.90% *    0.90%      0.90%      0.90%      0.90%       0.90%

Ratio of Net Investment Income to

    Average Net Assets                  6.24% *    8.06%      8.30%      8.72%      7.74%       7.41%

Portfolio Turnover Rate                20.23% o   26.58%     21.92%     19.52%     28.00%      55.47%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $8,520,584, $9,329,880 and 3.55%, respectively.

      The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2003 were $2,466,128, $2,300,428 and 0.88%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $79,556,557 and $27,043,324, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $32,846,800 and $14,129,254, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $236,427,292. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,688,686 and gross depreciation of securities in which there was an excess of tax cost over value of $3,739,008, resulting in net appreciation of $22,949,678.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount, accrual of defaulted bond income, and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $787,648, $393,529, $5,614,975, and $11,486,401, which expire in the years
      2007, 2008, 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $984,940 and ordinary losses of $73,627.

6.

REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Loomis Sayles Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.27%
    901,728 Milit-Air Inc                                                710,140
        CAD Bonds
            5.750% June 30, 2019

                                                                        $710,140

AGENCY --- 12.11%

  6,940,000 Fannie Mae **                                              7,792,378
            5.250% January 15, 2009
  7,250,000 Fannie Mae **                                              7,493,151
            3.250% January 15, 2008
  1,525,000 Fannie Mae **                                              1,730,166
            5.500% March 15, 2011
 14,150,000 Fannie Mae ~                                               6,584,598
        NZD 7.310% October 29, 2007
  4,025,000 Freddie Mac **                                             4,923,068
        EUR 4.625% February 15, 2007
  2,000,000 Freddie Mac **                                             2,301,132
            5.750% January 15, 2012
    520,000 Freddie Mac **                                               589,540
            5.500% September 15, 2011
                                                                     $31,414,033

AIR FREIGHT --- 0.05%
    124,857 Atlas Air Inc                                                 25,596
            Pass Thru Certificates
            8.770% January 2, 2011

    133,267 Atlas Air Inc                                                114,943
            Pass Thru Certificates
            7.200% January 2, 2019

                                                                        $140,539

AIRLINES --- 3.06%

    725,788 American Airlines Inc                                        712,915
            Pass Thru Certificates
            6.978% October 1, 2012

    125,000 American Airlines Inc                                        119,330
            Pass Thru Certificates
            7.024% April 15, 2011

  5,008,542 Continental Airlines Inc                                   4,851,373
            Pass Thru Certificates
            6.545% August 2, 2020

  1,163,946 Continental Airlines Inc                                   1,128,311
            Pass Thru Certificates
            6.703% December 15, 2022

  1,000,000 Delta Air Lines Inc                                          705,000
            Notes
            8.300% December 15, 2029

    444,216 US Airways                                                   414,602
            Pass Thru Certificates
            6.850% January 30, 2018

                                                                      $7,931,531

AUTO PARTS & EQUIPMENT --- 0.64%
    500,000 Dana Corp                                                    486,250
            Notes
            6.500% March 15, 2008

  1,000,000 Dana Corp                                                    871,250
            Notes
            7.000% March 1, 2029

    250,000 Dana Corp                                                    301,442
        EUR Senior Notes
            9.000% August 15, 2011

                                                                      $1,658,942

AUTOMOBILES --- 0.81%

  2,075,000 Ford Motor Co                                              1,677,733
            Debentures
            6.375% February 1, 2029

    500,000 General Motors Corp                                          422,609
            Bonds
            6.750% May 1, 2028

                                                                      $2,100,342

BANKS --- 0.47%

  1,000,000 Keycorp Capital III                                        1,226,441
            Company Guaranteed Notes
            7.750% July 15, 2029

                                                                      $1,226,441

BIOTECHNOLOGY --- 0.59%

    375,000 Genzyme Corp                                                 374,063
            Convertible
            3.000% May 15, 2021

    475,000 Human Genome Sciences Inc                                    391,875
            Convertible
            3.750% March 15, 2007

    750,000 Human Genome Sciences Inc #                                  618,750
            Convertible
            3.750% March 15, 2007

    150,000 Regeneron Pharmaceuticals Inc                                141,188
            Convertible
            5.500% October 17, 2008

                                                                      $1,525,876

BROADCAST/MEDIA --- 0.74%

    250,000 Charter Communication LLC                                    182,500
            Senior Notes
            9.625% November 15, 2009

  1,000,000 Clear Channel Communications Inc                           1,012,499
            Notes
            4.250% May 15, 2009

    800,000 Rogers Communications Inc Class B                            725,000
            Convertible
            2.000% November 26, 2005

                                                                      $1,919,999

CANADIAN - FEDERAL --- 6.05%
 10,225,000 Government of Canada                                       7,781,144
        CAD Bonds
            4.500% September 1, 2007

  6,525,000 Government of Canada                                       5,092,069
        CAD Bonds
            6.000% September 1, 2005

  3,800,000 Government of Canada                                       2,810,252
        CAD Bonds
            3.500% June 1, 2004

                                                                     $15,683,465

CANADIAN - PROVINCIAL --- 8.97%
  1,500,000 New Brunswick FM Project # +                               1,207,397
        CAD Step Bond 0% - 6.470%
            6.470% November 30, 2027

  8,400,000 Ontario Hydro ~                                            2,166,845
        CAD Zero Coupon
            6.900% October 15, 2021

  4,268,739 Province of Alberta                                        3,402,110
        CAD Debentures
            5.930% September 16, 2016

    275,000 Province of British Columbia                                 256,242
        CAD Debentures
            7.875% November 30, 2023

  1,760,000 Province of British Columbia                               1,335,061
        CAD Debentures
            5.700% June 18, 2029

    450,000 Province of British Columbia ~                                80,776
        CAD Zero Coupon
            6.760% November 19, 2027

  1,400,000 Province of British Columbia ~                               584,935
        CAD Zero Coupon
            6.860% June 9, 2014

  5,000,000 Province of British Columbia ~                             1,078,197
        CAD Zero Coupon
            6.780% August 23, 2024

  6,415,000 Province of British Columbia ~                             1,568,872
        CAD Zero Coupon
            6.790% August 19, 2022

  3,800,000 Province of Manitoba                                       3,207,242
        CAD Debentures
            6.500% September 22, 2017

  5,373,000 Province of Manitoba                                       5,095,799
        CAD Bonds
            7.750% December 22, 2025

  5,000,000 Province of Manitoba ~                                       761,730
        CAD Zero Coupon
            6.740% March 5, 2031

    500,000 Province of Newfoundland                                     394,775
        CAD Debentures
            6.150% April 17, 2028

  3,650,000 Province of Ontario ~                                        760,221
        CAD Zero Coupon
            6.740% December 2, 2025

  6,615,000 Province of Saskatchewan ~                                 1,372,902
        CAD Zero Coupon
            34.180% May 30, 2025

                                                                     $23,273,104

CHEMICALS --- 0.86%

  2,500,000 IMC Global Inc                                             1,825,000
            Debentures
            7.300% January 15, 2028

    525,000 IMC Global Inc                                               401,625
            Debentures
            7.375% August 1, 2018

                                                                      $2,226,625

COMMUNICATIONS - EQUIPMENT --- 4.80%
    100,000 CommScope Inc                                                 90,500
            Convertible
            4.000% December 15, 2006

  1,000,000 Corning Inc                                                1,051,250
            Debentures
            6.750% September 15, 2013

    500,000 Corning Inc                                                  536,875
            Senior Notes
            3.500% November 1, 2008

    850,000 Corning Inc ~                                                631,125
            Zero Coupon
            2.420% November 8, 2015

    250,000 Lucent Technologies Inc                                      172,500
            Debentures
            6.500% January 15, 2028

    805,000 Lucent Technologies Inc                                      678,213
            Notes
            5.500% November 15, 2008

  3,600,000 Lucent Technologies Inc                                    2,466,000
            Debentures
            6.450% March 15, 2029

    250,000 Motorola Inc                                                 298,125
            Senior Notes
            8.000% November 1, 2011

    650,000 Motorola Inc                                                 697,125
            Senior Notes
            5.800% October 15, 2008

    500,000 Motorola Inc                                                 587,500
            Notes
            7.625% November 15, 2010

  3,000,000 Motorola Inc                                               3,045,000
            Debentures
            6.500% November 15, 2028

  1,735,000 Nortel Networks Corp                                       1,461,738
            Notes
            4.250% September 1, 2008

    750,000 Nortel Networks Corp                                         727,500
            Notes
            6.125% February 15, 2006

                                                                     $12,443,451

COMPUTER HARDWARE & SYSTEMS --- 0.17%
    200,000 Infineon Tech Holdings                                       199,526
        EUR Convertible
            4.250% February 6, 2007


    290,000 Maxtor Corp^                                                 232,000
            Convertible
            5.750% March 1, 2012

                                                                        $431,526

COMPUTER SOFTWARE & SERVICES --- 0.41%
  1,140,000 Juniper Networks Inc                                       1,075,875
            Convertible
            4.750% March 15, 2007

                                                                      $1,075,875

ELECTRIC COMPANIES --- 3.72%
  1,000,000 American Electric Power Co Inc                             1,068,838
            Senior Notes
            5.375% March 15, 2010

    153,000 Commonwealth Edison Co                                       158,825
            Debentures
            4.750% December 1, 2011

  1,000,000 Constellation Energy Group                                   954,650
            Notes
            4.550% June 15, 2015

  1,085,000 Empresa Nacional de Electricidad SA                          976,934
            Bonds
            7.875% February 1, 2027

    250,000 Enersis SA                                                   254,239
            Notes
            6.600% December 1, 2026

  1,889,000 Enersis SA                                                 1,860,608
            Notes
            7.400% December 1, 2016

  2,575,000 Enersis SA                                                 2,628,872
            Notes
            6.900% December 1, 2006

    480,000 Quezon Power Philippines Ltd                                 376,800
            Bonds
            8.860% June 15, 2017

    250,000 Southern California Edison Co                                233,438
            Notes
            6.650% April 1, 2029

    250,000 Southern California Edison Co                                263,438
            Notes
            7.625% January 15, 2010

    250,000 Southern California Edison Co                                254,688
            Notes
            6.375% January 15, 2006

    335,000 Tenaga Nasional Berhad #                                     363,721
            Debentures
            7.500% November 1, 2025

    250,000 Texas - New Mexico Power Co                                  252,810
            Senior Notes
            6.250% January 15, 2009

                                                                      $9,647,861

ELECTRONIC INSTRUMENT & EQUIP --- 1.50%
    700,000 Arrow Electronics Inc                                        677,487
            Debentures
            6.875% June 1, 2018

  2,000,000 Arrow Electronics Inc                                      1,975,836
            Notes
            6.875% July 1, 2013

    400,000 Lam Research Corp                                            388,500
            Convertible
            4.000% June 1, 2006

    750,000 Pioneer-Standard Electronics Inc                             851,250
            Senior Notes
            9.500% August 1, 2006

                                                                      $3,893,073

ELECTRONICS - SEMICONDUCTOR --- 1.65%
    300,000 Amkor Technology Inc                                         250,875
            Convertible
            5.000% March 15, 2007

  2,900,000 Analog Devices Inc                                         2,950,750
            Convertible
            4.750% October 1, 2005

    750,000 Analog Devices Inc #                                         763,125
            Convertible
            4.750% October 1, 2005

    350,000 Kulicke & Soffa Industries Inc                               277,813
            Convertible
            4.750% December 15, 2006

     50,000 Richardson Electronics Ltd                                    43,000
            Convertible
            7.250% December 15, 2006

                                                                      $4,285,563

FINANCIAL SERVICES --- 3.68%
    950,000 Capital One Bank                                           1,028,680
            Senior Notes
            6.700% May 15, 2008

    250,000 Cerro Negro Finance Ltd #                                    203,750
            Bonds
            7.900% December 1, 2020

    825,000 Ford Motor Credit Co                                       1,385,334
        GBP Notes
            7.250% February 22, 2005

  2,000,000 General Motors Acceptance Corp                             3,356,405
        GBP Notes
            7.000% December 7, 2005

    750,000 Merey Sweeney LP #                                           842,918
            Senior Notes
            8.850% December 18, 2019

    250,000 PDVSA Finance Ltd                                            245,000
            Senior Notes
            9.375% November 15, 2007

    335,000 Sears Roebuck Acceptance Corp                                378,069
            Notes
            6.700% April 15, 2012

    375,000 Sears Roebuck Acceptance Corp                                402,301
            Notes
            6.750% January 15, 2028

  1,625,000 Sears Roebuck Acceptance Corp                              1,693,240
            Notes
            6.500% December 1, 2028

                                                                      $9,535,697

FOREIGN BANKS --- 0.91%
  2,250,000 Bangko Sentral Pilipinas                                   2,075,625
            Bonds
            8.600% June 15, 2027

    250,000 Bangkok Bank Public Co Ltd #                                 287,182
            Subordinated Notes
            9.025% March 15, 2029

                                                                      $2,362,807

FOREIGN GOVERNMENTS --- 8.28%
    685,000 Dominican Republic #                                         619,925
            Notes
            9.040% January 23, 2013

  6,550,000 Government of Brazil                                       5,714,875
            Bonds
            10.125% May 15, 2027

    100,000 Government of Brazil                                          77,800
            Unsubordinated Notes
            8.875% April 15, 2024

  1,231,386 Government of Brazil                                       1,082,142
            Bonds
            8.000% April 15, 2014

  1,150,000 Government of Brazil                                       1,049,375
            Unsubordinated Bonds
            11.000% August 17, 2040

 22,200,000 Government of Norway                                       3,365,697
        NOK Bonds
            6.750% January 15, 2007

 20,000,000 Government of Norway                                       2,944,107
        NOK Bonds
            5.500% May 15, 2009

    500,000 Government of Peru                                           380,000
            Bonds
            5.000% March 7, 2017

  3,000,000 Government of South Africa                                   433,329
        ZAR Bonds
            12.500% December 21, 2006

  2,950,000 Government of South Africa                                   476,010
        ZAR Bonds
            13.000% August 31, 2010

  1,750,000 Government of South Africa                                   304,010
        ZAR Bonds
            13.500% September 15, 2015

 10,000,000 Government of Sweden                                       1,342,170
        SEK Bonds
            5.250% March 15, 2011

    240,000 Government of Uruguay                                        159,600
            Notes
            7.875% January 15, 2033

    360,000 Government of Uruguay                                        280,800
            Notes
            7.500% March 15, 2015

  4,000,000 Government of Venezuela                                    2,950,000
            Bonds
            9.250% September 15, 2027

    250,000 United Mexican States                                        286,250
            Notes
            7.500% January 14, 2012

                                                                     $21,466,090

HEALTH CARE RELATED --- 1.38%
  2,000,000 HCA Inc                                                    1,938,798
            Debentures
            7.050% December 1, 2027

  1,000,000 HCA Inc                                                    1,019,442
            Notes
            6.250% February 15, 2013

    600,000 HCA Inc                                                      624,839
            Notes
            7.580% September 15, 2025

                                                                      $3,583,079

HOMEBUILDING --- 0.21%

    500,000 Pulte Corp                                                   532,770
            Senior Notes
            7.300% October 24, 2005

                                                                        $532,770

INSURANCE RELATED --- 2.07%
    500,000 Aon Corp                                                     603,140
            Notes
            7.375% December 14, 2012

    250,000 Loews Corp                                                   255,384
            Senior Notes
            7.000% October 15, 2023

  1,980,000 Provident Cos Inc                                          1,950,300
            Senior Notes
            7.250% March 15, 2028

    500,000 UnumProvident Corp                                           475,000
            Notes
            6.750% December 15, 2028

  2,100,000 UnumProvident Corp                                         2,079,000
            Notes
            7.375% June 15, 2032

                                                                      $5,362,824

LEISURE & ENTERTAINMENT --- 0.27%
    450,000 Hasbro Inc                                                   437,625
            Senior Debentures
            6.600% July 15, 2028

    250,000 Time Warner Inc                                              257,780
            Company Guaranteed Bonds
            6.625% May 15, 2029

                                                                        $695,405

MANUFACTURING --- 0.38%

  1,500,000 Borden Inc^                                                  975,000
            Debentures
            7.875% February 15, 2023

                                                                        $975,000

MEDICAL PRODUCTS --- 0.55%
  1,500,000 Bausch & Lomb Inc                                          1,438,125
            Debentures
            7.125% August 1, 2028

                                                                      $1,438,125

MISCELLANEOUS --- 0.39%

  1,000,000 PF Export Rec Master Trust #                               1,016,000
            Senior Notes
            6.436% June 1, 2015

                                                                      $1,016,000

OFFICE EQUIPMENT & SUPPLIES --- 0.16%
    500,000 Xerox Capital Trust I                                        422,500
            Company Guaranteed Notes
            8.000% February 1, 2027

                                                                        $422,500

OIL & GAS --- 3.39%
    250,000 CITGO Petroleum Corp #                                       278,750
            Senior Notes
            11.375% February 1, 2011

    700,000 Devon Energy Corp                                            715,750
            Convertible
            4.950% August 15, 2008

    500,000 Devon Energy Corp                                            510,000
            Convertible
            4.900% August 15, 2008

  1,000,000 El Paso CGP Co                                               795,000
            Debentures
            6.950% June 1, 2028

  2,000,000 KN Capital Trust III                                       2,258,166
            Company Guaranteed Notes
            7.630% April 15, 2028

  1,212,000 Pecom Energia SA #                                         1,096,860
            Notes
            8.125% July 15, 2010

    250,000 Petrozuata Finance Inc #                                     240,000
            Notes
            7.630% April 1, 2009

    800,000 Petrozuata Finance Inc #                                     700,000
            Company Guaranteed Notes
            8.220% April 1, 2017

    500,000 Pioneer Natural Resources Co                                 546,069
            Company Guaranteed Notes
            7.200% January 15, 2028

  1,750,000 Tennessee Gas Pipeline Co                                  1,664,688
            Debentures
            7.000% October 15, 2028

                                                                      $8,805,283

OTHER ASSET-BACKED --- 0.17%
    500,000 Community Program Loan Trust                                 438,694
            Series 1987-A Class A5
            4.500% April 1, 2029

                                                                        $438,694

PAPER & FOREST PRODUCTS --- 2.25%
    500,000 Boise Cascade Corp                                           530,353
            Debentures
            7.350% February 1, 2016

  1,250,000 Fort James Corp                                            1,413,906
        EUR Company Guaranteed Bonds
            4.750% June 29, 2004

  4,300,000 Georgia-Pacific Corp                                       3,891,500
            Notes
            7.750% November 15, 2029

                                                                      $5,835,759

PHARMACEUTICALS --- 0.06%

    150,000 IVAX Corp                                                    145,500
            Convertible
            4.500% May 15, 2008

                                                                        $145,500

RAILROADS --- 0.10%

    386,000 Missouri Pacific Railroad Co                                 261,033
            Debentures
            5.000% January 1, 2045

                                                                        $261,033

REAL ESTATE --- 4.00%
  1,000,000 AMB Property LP                                            1,145,797
            Company Guaranteed Bonds
            7.500% June 30, 2018

  2,000,000 First Industrial LP                                        2,206,228
            Notes
            7.600% July 15, 2028

  3,000,000 Health Care Property Investors Inc                         3,110,088
            Senior Notes
            6.000% March 1, 2015

  2,200,000 Highwoods Properties Inc REIT                              2,119,905
            Senior Notes
            7.500% April 15, 2018

    150,000 Meditrust Cos REIT                                           152,813
            Notes
            7.000% August 15, 2007

    500,000 Spieker Properties Inc REIT                                  604,885
            Debentures
            7.350% December 1, 2017

  1,000,000 TriNet Corporate Realty Trust Inc REIT                     1,032,500
            Senior Notes
            7.700% July 15, 2017

                                                                     $10,372,216

RETAIL --- 2.16%

    500,000 Dillard's Inc                                                442,500
            Debentures
            7.875% January 1, 2023

  1,000,000 Dillard's Inc                                                882,500
            Debentures
            7.750% July 15, 2026

    500,000 Dillard's Inc                                                483,750
            Notes
            6.625% November 15, 2008

    500,000 JC Penney Co Inc                                             445,000
            Debentures
            7.125% November 15, 2023

  1,000,000 JC Penney Co Inc                                           1,032,500
            Medium Term Notes
            7.050% May 23, 2005

    750,000 JC Penney Co Inc                                             731,250
            Debentures
            7.650% August 15, 2016

    800,000 JC Penney Co Inc                                             792,000
            Debentures
            7.950% April 1, 2017

    750,000 Venator Group Inc                                            780,938
            Debentures
            8.500% January 15, 2022

                                                                      $5,590,438

SPECIALIZED SERVICES --- 0.10%
    250,000 United Rentals Inc                                           251,250
            Senior Notes
            9.500% June 1, 2008

                                                                        $251,250

SUPRANATIONALS --- 4.07%

  4,500,000 European Bank for Reconstruction & Development ~              77,116
        AUD Zero Coupon
            6.086% February 10, 2028

  1,000,000 International Bank for Reconstruction & Development          637,344
        NZD Senior Notes
            8.000% May 23, 2007

 19,425,000 International Bank for Reconstruction & Development ~      9,154,755
        NZD Zero Coupon
            9.889% August 20, 2007

                                                                     $10,569,215

TELEPHONE & TELECOMMUNICATIONS --- 8.84%
  1,250,000 AT & T Corp                                                1,525,152
        EUR Unsubordinated Senior Notes
            6.500% November 21, 2006

    725,000 COLT Telecom Group PLC                                       732,250
            Senior Discount Notes
            12.000% December 15, 2006

  1,100,000 COLT Telecom Group PLC                                       997,916
        EUR Bonds
            2.000% December 16, 2006

  1,000,000 COLT Telecom Group PLC                                       895,713
        EUR Convertible
            2.000% April 3, 2007

    890,000 COLT Telecom Group PLC                                       848,286
        EUR Convertible
            2.000% March 29, 2006

    250,000 Koninklijke KPN NV                                           287,863
        EUR Convertible
            3.500% November 24, 2005

  1,450,000 Nextel Communications Inc                                  1,605,875
            Senior Notes
            9.500% February 1, 2011

    525,000 Nextel Communications Inc                                    563,719
            Senior Notes
            9.375% November 15, 2009

    100,000 Nextel Communications Inc                                    104,625
            Convertible
            6.000% June 1, 2011

  2,375,000 Nextel Communications Inc                                  2,232,500
            Convertible
            5.250% January 15, 2010

  1,335,000 Nextel Communications Inc +                                1,381,725
            Step Bond
            9.750% October 31, 2007

    890,000 Northern Telecom Capital                                     816,575
            Company Guaranteed Notes
            7.875% June 15, 2026

    500,000 Philippine Long Distance Telephone Co                        429,842
            Notes
            8.350% March 6, 2017

  3,500,000 Qwest Capital Funding Inc                                  2,730,000
            Company Guaranteed Notes
            7.750% February 15, 2031

    250,000 Qwest Capital Funding Inc                                    208,750
            Company Guaranteed Notes
            7.900% August 15, 2010

    275,000 Qwest Corp                                                   257,813
            Debentures
            7.200% November 10, 2026

    250,000 Qwest Corp                                                   235,000
            Debentures
            7.250% September 15, 2025

  1,000,000 Qwest Corp                                                   960,000
            Debentures
            7.500% June 15, 2023

    850,000 Sprint Capital Corp                                          922,528
            Company Guaranteed Bonds
            6.125% November 15, 2008

    500,000 Sprint Capital Corp                                          542,311
            Company Guaranteed Notes
            7.900% March 15, 2005

  2,750,000 Sprint Capital Corp                                        2,758,896
            Company Guaranteed Notes
            6.875% November 15, 2028

    250,000 US West Capital Funding Inc                                  178,750
            Company Guaranteed Bonds
            6.875% July 15, 2028

  1,870,000 US West Capital Funding Inc                                1,524,050
            Company Guaranteed Bonds
            6.375% July 15, 2008

    250,000 US West Capital Funding Inc                                  176,250
            Company Guaranteed Bonds
            6.500% November 15, 2018

                                                                     $22,916,389

TEXTILES --- 0.20%

     60,000 Dixie Group Inc^                                              37,200
            Convertible
            7.000% May 15, 2012

    250,000 Kellwood Co                                                  241,250
            Debentures
            7.625% October 15, 2017

    250,000 Phillips-Van Heusen Corp                                     251,250
            Debentures
            7.750% November 15, 2023

                                                                        $529,700

TRANSPORTATION --- 0.47%

  1,650,000 APL Ltd^                                                   1,056,000
            Debentures
            8.000% January 15, 2024

    175,000 Builders Transport Inc^++                                        228
            Convertible
            8.000% August 15, 2005

    100,000 Grupo TMM SA de CV                                            78,500
            Senior Notes
            10.250% November 15, 2006

    100,000 Preston Corp/Yellow Corp                                      85,500
            Convertible
            7.000% May 1, 2011

                                                                      $1,220,228

U.S. MUNICIPAL --- 0.40%

  2,000,000 Orange County California Pension ~                         1,041,460
            Zero Coupon
            8.090% September 1, 2016

                                                                      $1,041,460

UTILITIES --- 2.47%

  1,130,000 AES Corp                                                     926,600
            Senior Subordinated Debentures
            8.875% November 1, 2027

    500,000 El Paso Corp                                                 519,628
        EUR Bonds
            5.750% March 14, 2006

  1,000,000 El Paso Corp                                                 910,000
            Senior Notes
            7.000% May 15, 2011

    750,000 El Paso Energy Corp                                          686,250
            Senior Notes
            6.750% May 15, 2009

    483,440 Salton Sea Funding Corp                                      510,029
            Senior Notes
            7.840% May 30, 2010

  1,030,561 South Point Energy Center LLC #                            1,025,408
            Notes
            8.400% May 30, 2012

  1,800,000 Southern Natural Gas Co                                    1,831,500
            Notes
            7.350% February 15, 2031

                                                                      $6,409,415

TOTAL BONDS --- 93.83%                                              $243,365,263
(Cost $221,895,127)

COMMON STOCK

ELECTRIC COMPANIES --- 0.18%
     25,000 Southern California Edison Co*                               457,499
                                                                        $457,499

OIL & GAS --- 0.06%
      7,407 Diamond Offshore Drilling Inc                                155,473
                                                                        $155,473

TELEPHONE & TELECOMMUNICATIONS --- 0.07%
    424,999 Loxley Public Co Ltd*                                        192,079
                                                                        $192,079

TOTAL COMMON STOCK --- 0.32%                                            $805,051
(Cost $1,010,989)

PREFERRED STOCK

CONTAINERS --- 0.02%

      1,500 Owens-Illinois Inc*                                           44,813
                                                                         $44,813

ELECTRIC COMPANIES --- 0.63%
      1,304 Entergy Louisiana Inc                                         71,133
      2,255 New York State Electric & Gas Corp                           111,623
     25,000 Pacific Gas & Electric Co*                                   737,500
     15,000 Southern California Edison Co                                258,750
      5,000 Union Electric Co                                            443,750
        300 Xcel Energy Inc                                               17,175
                                                                      $1,639,931

FINANCIAL SERVICES --- 0.06%
      3,750 Host Marriott Financial Trust                                155,625
      6,000 Owens Corning Capital @ #*                                         0
                                                                        $155,625

HOTELS/MOTELS --- 0.01%

      1,510 La Quinta Corp                                                36,814
                                                                         $36,814

HOUSEHOLD GOODS --- 0.36%
     19,750 Newell Financial Trust Inc                                   935,656
                                                                        $935,656

MACHINERY --- 0.36%

     17,500 Cummins Capital Trust I                                      927,500
                                                                        $927,500

OIL & GAS --- 0.68%
     11,400 Chesapeake Energy Corp                                       863,550
     18,208 Weatherford International Inc                                905,848
                                                                      $1,769,398

PAPER & FOREST PRODUCTS --- 2.33%
    123,500 International Capital Paper Trust                          6,051,500
                                                                      $6,051,500

RAILROADS --- 0.39%

     20,034 Union Pacific Capital Trust                                1,004,204
                                                                      $1,004,204

REAL ESTATE --- 0.32%
     28,000 Equity Residential REIT                                      713,720
      5,000 Highwoods Properties Inc REIT                                124,900
                                                                        $838,620

TELEPHONE & TELECOMMUNICATIONS --- 0.67%
     46,000 Philippine Long Distance Telephone Co sponsored ADR        1,736,500
                                                                      $1,736,500

UTILITIES --- 0.03%

        646 MDU Resources Group Inc #                                     66,094
                                                                         $66,094

TOTAL PREFERRED STOCK --- 5.85%                                      $15,206,655
(Cost $13,536,339)

TOTAL LOOMIS SAYLES BOND PORTFOLIO --- 100%                         $259,376,969
(Cost $236,442,455)

Legend

@ Security has no market value at June 30, 2003.


# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
^Illiquid Security
+ Denotes a step bond: a zero coupon
bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2003.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

++ Company is in bankruptcy and security is in default at June 30, 2003.
** Security is an agency note with maturity date and interest rate indicated.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements


Currency Abbreviations EUR - Euro Dollars AUD - Australian Dollars CAD - Canadian Dollars GBP - Great British Pound NOK - Norwegian Krone NZD - New Zealand Dollars SEK - Swedish Krona ZAR - South African Rand

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003